Reversal of Impairment (Narrative) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment loss	$ 31,119
Impairment loss	2,637	$ 1,423
Caylloma Plant and Mine Equipment [member] | Individual assets or cash-generating units [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment loss	$ 31,119
Impairment loss			$ 55,000	$ 55,000
Discount rate applied to cash flow projections	4.10%